Others - Summary of Analysis of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Others [Line Items]
Sensitivity analysis, Effect on profit or loss	$ 17,088	$ 609	$ 14,515	$ (2,986)
Financial Assets Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 2,487	$ 89	$ 937
Financial Liabilities Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 5,022	$ 179	$ 4,045
Financial Liabilities Monetary Items | AUD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 332	$ 12	$ 354